Loans Receivable, Part IV (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	$ 1,124,937,000	$ 1,133,672,000	$ 1,216,664,000
Loans requiring an officers' loans committee review and approval, minimum	500,000,000	500,000
Minimum amount of potential loan exposure to be reviewed by credit management personnel	1,000,000	1,000,000
Maximum period of time loan is reviewed if renewed	1 year	1 year
Period of time sales of real estate owned fair value is based	2 years	2 years
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	45,263,000	52,479,000	56,007,000
Total Impaired, with no Reserve, Recorded Investment	45,718,000	42,492,000	65,390,000
Total Impaired, Recorded Investment	90,981,000	94,971,000	121,397,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	46,096,000	53,489,000	56,565,000
Total Impaired with no Reserve, Unpaid Principal Balance	53,161,000	47,383,000	74,597,000
Total Impaired, Unpaid Principal Balance, Total	99,257,000	100,872,000	131,162,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	9,460,000	12,408,000	12,575,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	9,460,000	12,408,000	12,575,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	833,000	1,010,000	558,000
Total Impaired with no Reserve, Cumulative Charge-offs	7,443,000	4,891,000	9,207,000
Total Impaired, Cumulative Charge-offs	8,276,000	5,901,000	9,765,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	46,977,000	54,872,000	56,967,000
Total Impaired with no Reserve, Average Recorded Investment	53,651,000	47,915,000	74,961,000
Total Impaired, Average Recorded Investment, Total	100,628,000	102,787,000	131,928,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	468,000	1,840,000	1,497,000
Total Impaired with no Reserve, Interest Paid YTD	282,000	1,756,000	2,308,000
Total Impaired, Interest Paid YTD	750,000	3,596,000	3,805,000
Charge-offs recorded to reduce the unpaid principal balance	7,400,000	4,900,000
Total impaired loans including troubled debt restructurings	4,400,000	6,400,000	6,200,000
One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	445,243,000	460,821,000	496,736,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	23,875,000	29,057,000	25,735,000
Total Impaired, with no Reserve, Recorded Investment	32,623,000	28,410,000	42,586,000
Total Impaired, Recorded Investment	56,498,000	57,467,000	68,321,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	24,097,000	29,456,000	25,913,000
Total Impaired with no Reserve, Unpaid Principal Balance	38,246,000	31,315,000	48,482,000
Total Impaired, Unpaid Principal Balance, Total	62,343,000	60,771,000	74,395,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	5,190,000	7,058,000	5,707,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	5,190,000	7,058,000	5,707,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	222,000	399,000	178,000
Total Impaired with no Reserve, Cumulative Charge-offs	5,623,000	2,905,000	5,896,000
Total Impaired, Cumulative Charge-offs	5,845,000	3,304,000	6,074,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	24,445,000	29,768,000	26,093,000
Total Impaired with no Reserve, Average Recorded Investment	38,154,000	31,358,000	48,552,000
Total Impaired, Average Recorded Investment, Total	62,599,000	61,126,000	74,645,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	226,000	874,000	579,000
Total Impaired with no Reserve, Interest Paid YTD	271,000	1,175,000	1,448,000
Total Impaired, Interest Paid YTD	497,000	2,049,000	2,027,000
Over Four-family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	514,566,000	514,363,000	552,240,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	16,030,000	17,397,000	21,268,000
Total Impaired, with no Reserve, Recorded Investment	9,764,000	10,884,000	19,515,000
Total Impaired, Recorded Investment	25,794,000	28,281,000	40,783,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	16,275,000	17,642,000	21,648,000
Total Impaired with no Reserve, Unpaid Principal Balance	9,929,000	11,179,000	21,264,000
Total Impaired, Unpaid Principal Balance, Total	26,204,000	28,821,000	42,912,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	2,383,000	3,268,000	3,719,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	2,383,000	3,268,000	3,719,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	245,000	245,000	380,000
Total Impaired with no Reserve, Cumulative Charge-offs	165,000	295,000	1,749,000
Total Impaired, Cumulative Charge-offs	410,000	540,000	2,129,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	16,732,000	18,073,000	21,846,000
Total Impaired with no Reserve, Average Recorded Investment	10,489,000	11,649,000	21,535,000
Total Impaired, Average Recorded Investment, Total	27,221,000	29,722,000	43,381,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	214,000	722,000	761,000
Total Impaired with no Reserve, Interest Paid YTD	5,000	549,000	780,000
Total Impaired, Interest Paid YTD	219,000	1,271,000	1,541,000
Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	35,949,000	36,494,000	38,599,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	1,463,000	1,544,000	1,428,000
Total Impaired, with no Reserve, Recorded Investment	758,000	583,000	799,000
Total Impaired, Recorded Investment	2,221,000	2,127,000	2,227,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	1,463,000	1,544,000	1,428,000
Total Impaired with no Reserve, Unpaid Principal Balance	924,000	749,000	799,000
Total Impaired, Unpaid Principal Balance, Total	2,387,000	2,293,000	2,227,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	951,000	1,033,000	803,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	951,000	1,033,000	803,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	166,000	166,000	0
Total Impaired, Cumulative Charge-offs	166,000	166,000	0
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	1,539,000	1,615,000	1,448,000
Total Impaired with no Reserve, Average Recorded Investment	934,000	755,000	833,000
Total Impaired, Average Recorded Investment, Total	2,473,000	2,370,000	2,281,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	10,000	74,000	2,000
Total Impaired with no Reserve, Interest Paid YTD	3,000	14,000	3,000
Total Impaired, Interest Paid YTD	13,000	88,000	5,000
Land and Land Improvements [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	33,249,000	33,818,000	39,528,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	2,315,000	2,316,000	6,543,000
Total Impaired, with no Reserve, Recorded Investment	2,114,000	2,154,000	1,893,000
Total Impaired, Recorded Investment	4,429,000	4,470,000	8,436,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	2,315,000	2,316,000	6,543,000
Total Impaired with no Reserve, Unpaid Principal Balance	3,579,000	3,655,000	3,413,000
Total Impaired, Unpaid Principal Balance, Total	5,894,000	5,971,000	9,956,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	377,000	377,000	2,077,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	377,000	377,000	2,077,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	1,465,000	1,501,000	1,520,000
Total Impaired, Cumulative Charge-offs	1,465,000	1,501,000	1,520,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	2,315,000	2,316,000	6,543,000
Total Impaired with no Reserve, Average Recorded Investment	3,579,000	3,656,000	3,413,000
Total Impaired, Average Recorded Investment, Total	5,894,000	5,972,000	9,956,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	15,000	78,000	113,000
Total Impaired with no Reserve, Interest Paid YTD	1,000	5,000	60,000
Total Impaired, Interest Paid YTD	16,000	83,000	173,000
Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	76,759,000	65,495,000	65,434,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	228,000	813,000	0
Total Impaired, with no Reserve, Recorded Investment	437,000	437,000	515,000
Total Impaired, Recorded Investment	665,000	1,250,000	515,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	594,000	1,179,000	0
Total Impaired with no Reserve, Unpaid Principal Balance	461,000	461,000	539,000
Total Impaired, Unpaid Principal Balance, Total	1,055,000	1,640,000	539,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	228,000	341,000	0
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	228,000	341,000	0
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	366,000	366,000	0
Total Impaired with no Reserve, Cumulative Charge-offs	24,000	24,000	24,000
Total Impaired, Cumulative Charge-offs	390,000	390,000	24,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	594,000	1,748,000	0
Total Impaired with no Reserve, Average Recorded Investment	472,000	473,000	538,000
Total Impaired, Average Recorded Investment, Total	1,066,000	2,221,000	538,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	0	50,000	0
Total Impaired with no Reserve, Interest Paid YTD	2,000	12,000	17,000
Total Impaired, Interest Paid YTD	2,000	62,000	17,000
Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	128,000	132,000	109,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	0	0
Total Impaired, with no Reserve, Recorded Investment	22,000	24,000
Total Impaired, Recorded Investment	22,000	24,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	0	0
Total Impaired with no Reserve, Unpaid Principal Balance	22,000	24,000
Total Impaired, Unpaid Principal Balance, Total	22,000	24,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	0	0
Total Impaired with no Reserve, Reserve	0	0
Impaired Loans, Reserve	0	0
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	0	0
Total Impaired, Cumulative Charge-offs	0	0
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	0	0
Total Impaired with no Reserve, Average Recorded Investment	23,000	24,000
Total Impaired, Average Recorded Investment, Total	23,000	24,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	0	0
Total Impaired with no Reserve, Interest Paid YTD	0	1,000
Total Impaired, Interest Paid YTD	0	1,000
Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	19,043,000	22,549,000	24,018,000
Impaired Loans Receivable, Recorded Investment [Abstract]
Total Impaired, with Reserve, Recorded Investment	1,352,000	1,352,000	1,033,000
Total Impaired, with no Reserve, Recorded Investment	0	0	82,000
Total Impaired, Recorded Investment	1,352,000	1,352,000	1,115,000
Impaired Loans Receivable, Unpaid Principal Balance [Abstract]
Total Impaired with Reserve, Unpaid Principal Balance	1,352,000	1,352,000	1,033,000
Total Impaired with no Reserve, Unpaid Principal Balance	0	0	100,000
Total Impaired, Unpaid Principal Balance, Total	1,352,000	1,352,000	1,133,000
Impaired Loans Receivable, Reserve [Abstract]
Total Impaired with Reserve, Reserve	331,000	331,000	269,000
Total Impaired with no Reserve, Reserve	0	0	0
Impaired Loans, Reserve	331,000	331,000	269,000
Impaired Loans Receivable, Cumulative Charge-Offs [Abstract]
Total Impaired with Reserve, Cumulative Charge-offs	0	0	0
Total Impaired with no Reserve, Cumulative Charge-offs	0	0	18,000
Total Impaired, Cumulative Charge-offs	0	0	18,000
Impaired Loans Receivable, Average Recorded Investment [Abstract]
Total Impaired with Reserve, Average Recorded Investment	1,352,000	1,352,000	1,037,000
Total Impaired with no Reserve, Average Recorded Investment	0	0	90,000
Total Impaired, Average Recorded Investment, Total	1,352,000	1,352,000	1,127,000
Impaired Loans Receivable, Interest Paid YTD [Abstract]
Total Impaired with Reserve, Interest Paid YTD	3,000	42,000	42,000
Total Impaired with no Reserve, Interest Paid YTD	0	0	0
Total Impaired, Interest Paid YTD	3,000	42,000	42,000
Substandard [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	79,755,000	87,266,000	119,922,000
Substandard [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	51,706,000	53,242,000	68,566,000
Substandard [Member] | Over Four-family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	19,696,000	24,767,000	37,502,000
Substandard [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	2,637,000	2,913,000	3,188,000
Substandard [Member] | Land and Land Improvements [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	3,665,000	3,705,000	8,436,000
Substandard [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	665,000	1,251,000	1,114,000
Substandard [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	22,000	23,000	0
Substandard [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,364,000	1,365,000	1,116,000
Watch [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	41,799,000	36,846,000	40,911,000
Watch [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	15,550,000	17,082,000	14,341,000
Watch [Member] | Over Four-family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	18,464,000	14,157,000	16,993,000
Watch [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,558,000	606,000	721,000
Watch [Member] | Land and Land Improvements [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	2,891,000	2,803,000	6,199,000
Watch [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	2,005,000	1,234,000	1,549,000
Watch [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	0	0	0
Watch [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,331,000	964,000	1,108,000
Pass [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	1,003,383,000	1,009,560,000	1,055,831,000
Pass [Member] | One-to Four-Family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	377,987,000	390,497,000	413,829,000
Pass [Member] | Over Four-family [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	476,406,000	475,439,000	497,745,000
Pass [Member] | Home Equity [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	31,754,000	32,975,000	34,690,000
Pass [Member] | Land and Land Improvements [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	26,693,000	27,310,000	24,893,000
Pass [Member] | Commercial Real Estate [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	74,089,000	63,010,000	62,771,000
Pass [Member] | Consumer [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	106,000	109,000	109,000
Pass [Member] | Commercial Loans [Member]
Loans Receivable, Recorded Investment [Line Items]
Loans receivable, net	$ 16,348,000	$ 20,220,000	$ 21,794,000